Parent Only Financial Information (Details) - Schedule of Condensed Balance Sheets - Parent Company [Member] - Reportable Legal Entities [Member] - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current asset
Cash and cash equivalents	¥ 61,230	¥ 22,710
Total current asset	61,230	22,710
Non-current asset
Investments in and amounts due from subsidiaries, the VIE and VIE’s subsidiaries	1,592,432	1,533,937
Total non-current asset	1,592,432	1,533,937
Total assets	1,653,662	1,556,647
Current liability
Accrued expenses and other current liabilities	27,867	27,225
Total current liability	27,867	27,225
Total liabilities	27,867	27,225
Equity
Class A ordinary shares	17	1
Additional paid-in capital	5,243,416	5,051,631
Accumulated other comprehensive loss	(398,160)	(393,841)
Accumulated deficit	(3,219,478)	(3,128,369)
Total shareholders’ equity	1,625,795	1,529,422
Total liabilities and shareholder’s equity	¥ 1,653,662	¥ 1,556,647